Average Annual Total Returns - FidelityBalancedFund-RetailPRO - FidelityBalancedFund-RetailPRO - Fidelity Balanced Fund	Oct. 30, 2024
Fidelity Balanced Fund | Return Before Taxes
Average Annual Return:
Past 1 year	21.60%
Past 5 years	12.37%
Past 10 years	9.04%
Fidelity Balanced Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	20.40%
Past 5 years	10.45%
Past 10 years	6.98%
Fidelity Balanced Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	13.21%
Past 5 years	9.40%
Past 10 years	6.63%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F0408
Average Annual Return:
Past 1 year	17.67%
Past 5 years	9.98%
Past 10 years	8.09%